Investment in operating joint venture (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unlisted equity investment, at cost	$ 8,138,675	$ 8,138,675
Share of loss and other comprehensive loss, net of dividend received	(12,946,118)	(12,946,118)
Loan advances	65,746,777	65,746,777
Equity Method Investment Before Impairment And Disposal	60,939,334	60,939,334
Less: Forfeiture of investment fund	(754,979)	(754,979)
Provision for impairment on investment	0	(9,806,150)	0
Disposal of investment	(50,378,205)	0
Equity Method Investments	$ 0	$ 50,378,205